Note 16 - AR Facility (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 28, 2022	Apr. 26, 2021
Accounts Receivable Facility, Maximum Borrowing Capacity			$ 175,000	$ 150,000
Accounts Receivable Facility, Outstanding	$ 168,981
Servicing Liability at Amortized Cost, Balance, Ending Balance	0
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	1,946,168
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount	1,920,366
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance	182,292
Accounts Receivable Facility, Outstanding Princpal on Contract Assets	106,250
Fair Value Adjustment of Deferred Purchase Price	78	$ 71
Non-cash Investing Activities, Deferred Purchase Price	$ 143,579	$ 302,080